Business combination (Tables)	12 Months Ended
Dec. 31, 2023
Business combinations
Schedule of fair value of each major class of consideration transferred on the acquisition date
The summary of the prior period acquisitions on each acquisition date is as follows:

Companies	Somo	Box 1824	Transpire	NTERSOL
Acquisition/closing date	January 27, 2022	June 1, 2022	September 1, 2022	November 1, 2022
Cash consideration	247,764	19,040	55,724	400,137
Cash acquired in business combination	98,701	1,728	5,397	17,870
Other adjustments	(5,688)	-	(729)	-
Cash transferred	340,777	20,768	60,392	418,007
Restricted cash in escrow account	23,061	-	-	-
Earn-out	59,868	-	-	-
Contingent consideration - Retained amount	9,671	8,871	-	75,096
Class A common shares issued	14,037	-	16,189	-
Stock-based payment – vested immediately (i)	-	4,124	-	170,774
Other	-	974	-	-
Price adjustment	-	(558)	729	5,871
Total consideration transferred at the acquisition date	447,414	34,179	77,310	669,748
Total identifiable net assets acquired	(130,235)	(12,654)	(8,115)	(201,496)
Goodwill	317,179	21,525	69,195	468,252

(i)	Refers to the purchase price to be paid in common shares in connection with business combination, but considered as vested immediately at each acquisition date, measured at fair value on the same date.